united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)

TOPS Managed Risk Balanced ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,966
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,006	$10,742
Jun-2016	$9,803	$11,171
Jun-2017	$10,593	$13,170
Jun-2018	$11,045	$15,064
Jun-2019	$11,516	$16,633
Jun-2020	$11,613	$17,881
Jun-2021	$13,693	$25,175
Jun-2022	$12,452	$22,503
Jun-2023	$12,929	$26,912
Jun-2024	$13,966	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	3.40%	8.02%	3.93%	3.40%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$61,273,555
  Number of Portfolio Holdings29
  Advisory Fee $91,761
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
45.1%
Fixed Income
43.2%
Money Market Funds
11.3%
Liabilities in Excess of Other Assets
0.4%

Value	Value
Liabilities in Excess of Other Assets	0.4%
Money Market Funds	11.3%
Fixed Income	43.2%
Equity	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Short-Term Treasury ETF	5.4%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Balanced ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.67%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,622
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,977	$10,742
Jun-2016	$9,749	$11,171
Jun-2017	$10,510	$13,170
Jun-2018	$10,933	$15,064
Jun-2019	$11,368	$16,633
Jun-2020	$11,440	$17,881
Jun-2021	$13,452	$25,175
Jun-2022	$12,206	$22,503
Jun-2023	$12,630	$26,912
Jun-2024	$13,622	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	3.30%	7.85%	3.68%	3.14%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$61,273,555
  Number of Portfolio Holdings29
  Advisory Fee $91,761
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	0.4%
Money Market Funds	11.3%
Fixed Income	43.2%
Equity	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Short-Term Treasury ETF	5.4%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Balanced ETF Portfolio

Class 3

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$38	0.77%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,492
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,974	$10,742
Jun-2016	$9,731	$11,171
Jun-2017	$10,480	$13,170
Jun-2018	$10,896	$15,064
Jun-2019	$11,311	$16,633
Jun-2020	$11,371	$17,881
Jun-2021	$13,360	$25,175
Jun-2022	$12,114	$22,503
Jun-2023	$12,516	$26,912
Jun-2024	$13,492	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	3.20%	7.80%	3.59%	3.04%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$61,273,555
  Number of Portfolio Holdings29
  Advisory Fee $91,761
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	0.4%
Money Market Funds	11.3%
Fixed Income	43.2%
Equity	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Short-Term Treasury ETF	5.4%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Balanced ETF Portfolio

Class 4

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.02%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,152
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,939	$10,742
Jun-2016	$9,677	$11,171
Jun-2017	$10,397	$13,170
Jun-2018	$10,782	$15,064
Jun-2019	$11,172	$16,633
Jun-2020	$11,193	$17,881
Jun-2021	$13,122	$25,175
Jun-2022	$11,862	$22,503
Jun-2023	$12,246	$26,912
Jun-2024	$13,152	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	3.12%	7.40%	3.32%	2.78%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$61,273,555
  Number of Portfolio Holdings29
  Advisory Fee $91,761
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	0.4%
Money Market Funds	11.3%
Fixed Income	43.2%
Equity	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Short-Term Treasury ETF	5.4%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Balanced ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.92%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Managed Risk Balanced ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,424
$10,279
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,744	$10,139
Jun-2017	$10,468	$11,954
Jun-2018	$10,869	$13,672
Jun-2019	$11,274	$15,096
Jun-2020	$11,346	$16,229
Jun-2021	$13,212	$22,850
Jun-2022	$11,997	$20,424
Jun-2023	$9,647	$24,426
Jun-2024	$10,279	$30,424

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Managed Risk Balanced ETF Portfolio	2.85%	6.55%	- 1.83%	0.31%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$61,273,555
  Number of Portfolio Holdings29
  Advisory Fee $91,761
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	0.4%
Money Market Funds	11.3%
Fixed Income	43.2%
Equity	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Short-Term Treasury ETF	5.4%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Balanced ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$20	0.41%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$14,446
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,785	$10,742
Jun-2016	$8,983	$11,171
Jun-2017	$10,116	$13,170
Jun-2018	$10,845	$15,064
Jun-2019	$11,199	$16,633
Jun-2020	$10,965	$17,881
Jun-2021	$13,788	$25,175
Jun-2022	$12,323	$22,503
Jun-2023	$12,958	$26,912
Jun-2024	$14,446	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Growth ETF Portfolio	5.82%	11.48%	5.22%	3.75%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$177,054,665
  Number of Portfolio Holdings26
  Advisory Fee $268,519
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.5%
Fixed Income
11.7%
Money Market Funds
11.4%
Collateral for Securities Loaned
1.7%
Liabilities in Excess of Other Assets
-1.3%

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.7%
Money Market Funds	11.4%
Fixed Income	11.7%
Equity	76.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.8%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.5%
iShares Global REIT ETF	3.7%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.66%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$14,077
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,757	$10,742
Jun-2016	$8,936	$11,171
Jun-2017	$10,030	$13,170
Jun-2018	$10,730	$15,064
Jun-2019	$11,049	$16,633
Jun-2020	$10,793	$17,881
Jun-2021	$13,552	$25,175
Jun-2022	$12,075	$22,503
Jun-2023	$12,673	$26,912
Jun-2024	$14,077	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Growth ETF Portfolio	5.71%	11.08%	4.96%	3.48%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$177,054,665
  Number of Portfolio Holdings26
  Advisory Fee $268,519
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.7%
Money Market Funds	11.4%
Fixed Income	11.7%
Equity	76.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.8%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.5%
iShares Global REIT ETF	3.7%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Class 3

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$38	0.76%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,950
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,761	$10,742
Jun-2016	$8,924	$11,171
Jun-2017	$10,014	$13,170
Jun-2018	$10,699	$15,064
Jun-2019	$11,000	$16,633
Jun-2020	$10,742	$17,881
Jun-2021	$13,464	$25,175
Jun-2022	$11,986	$22,503
Jun-2023	$12,572	$26,912
Jun-2024	$13,950	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Growth ETF Portfolio	5.67%	10.96%	4.87%	3.39%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$177,054,665
  Number of Portfolio Holdings26
  Advisory Fee $268,519
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.7%
Money Market Funds	11.4%
Fixed Income	11.7%
Equity	76.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.8%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.5%
iShares Global REIT ETF	3.7%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Growth ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Class 4

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$50	1.01%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,615
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,734	$10,742
Jun-2016	$8,874	$11,171
Jun-2017	$9,934	$13,170
Jun-2018	$10,596	$15,064
Jun-2019	$10,866	$16,633
Jun-2020	$10,579	$17,881
Jun-2021	$13,234	$25,175
Jun-2022	$11,754	$22,503
Jun-2023	$12,290	$26,912
Jun-2024	$13,615	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Growth ETF Portfolio	5.49%	10.78%	4.61%	3.13%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$177,054,665
  Number of Portfolio Holdings26
  Advisory Fee $268,519
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.7%
Money Market Funds	11.4%
Fixed Income	11.7%
Equity	76.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.8%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.5%
iShares Global REIT ETF	3.7%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Growth ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.91%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Managed Risk Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,424
$14,185
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,199	$10,139
Jun-2017	$10,290	$11,954
Jun-2018	$10,980	$13,672
Jun-2019	$11,290	$15,096
Jun-2020	$11,037	$16,229
Jun-2021	$13,708	$22,850
Jun-2022	$12,279	$20,424
Jun-2023	$12,792	$24,426
Jun-2024	$14,185	$30,424

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Managed Risk Growth ETF Portfolio	5.51%	10.89%	4.67%	3.99%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$177,054,665
  Number of Portfolio Holdings26
  Advisory Fee $268,519
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.1%
Money Market Funds	12.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Collateral for Securities Loaned	1.7%
Money Market Funds	11.4%
Fixed Income	11.7%
Equity	76.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.8%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.5%
iShares Global REIT ETF	3.7%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$14,493
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,977	$10,742
Jun-2016	$9,417	$11,171
Jun-2017	$10,445	$13,170
Jun-2018	$11,100	$15,064
Jun-2019	$11,508	$16,633
Jun-2020	$11,447	$17,881
Jun-2021	$14,028	$25,175
Jun-2022	$12,601	$22,503
Jun-2023	$13,182	$26,912
Jun-2024	$14,493	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	4.81%	9.95%	4.72%	3.78%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$105,704,570
  Number of Portfolio Holdings28
  Advisory Fee $160,037
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
58.8%
Fixed Income
29.8%
Money Market Funds
11.4%
Liabilities in Excess of Other Assets
–%

Value	Value
Liabilities in Excess of Other Assets	-%
Money Market Funds	11.4%
Fixed Income	29.8%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.2%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.7%
SPDR Portfolio S&P 600 Small Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.67%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$14,141
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,950	$10,742
Jun-2016	$9,372	$11,171
Jun-2017	$10,371	$13,170
Jun-2018	$10,988	$15,064
Jun-2019	$11,359	$16,633
Jun-2020	$11,284	$17,881
Jun-2021	$13,788	$25,175
Jun-2022	$12,349	$22,503
Jun-2023	$12,923	$26,912
Jun-2024	$14,141	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	4.64%	9.43%	4.48%	3.53%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$105,704,570
  Number of Portfolio Holdings28
  Advisory Fee $160,037
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-%
Money Market Funds	11.4%
Fixed Income	29.8%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.2%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.7%
SPDR Portfolio S&P 600 Small Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 3

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$38	0.77%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,999
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,945	$10,742
Jun-2016	$9,349	$11,171
Jun-2017	$10,340	$13,170
Jun-2018	$10,942	$15,064
Jun-2019	$11,306	$16,633
Jun-2020	$11,210	$17,881
Jun-2021	$13,694	$25,175
Jun-2022	$12,247	$22,503
Jun-2023	$12,809	$26,912
Jun-2024	$13,999	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	4.63%	9.29%	4.37%	3.42%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$105,704,570
  Number of Portfolio Holdings28
  Advisory Fee $160,037
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-%
Money Market Funds	11.4%
Fixed Income	29.8%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.2%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.7%
SPDR Portfolio S&P 600 Small Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 4

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.02%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$13,649
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,912	$10,742
Jun-2016	$9,304	$11,171
Jun-2017	$10,264	$13,170
Jun-2018	$10,838	$15,064
Jun-2019	$11,155	$16,633
Jun-2020	$11,036	$17,881
Jun-2021	$13,444	$25,175
Jun-2022	$12,003	$22,503
Jun-2023	$12,499	$26,912
Jun-2024	$13,649	$33,521

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	4.48%	9.20%	4.12%	3.16%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$105,704,570
  Number of Portfolio Holdings28
  Advisory Fee $160,037
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-%
Money Market Funds	11.4%
Fixed Income	29.8%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.2%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.7%
SPDR Portfolio S&P 600 Small Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TOPS Managed Risk Moderate Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.92%

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

TOPS Managed Risk Moderate Growth ETF Portfolio
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$30,424
$13,187
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,422	$10,139
Jun-2017	$10,380	$11,954
Jun-2018	$10,966	$13,672
Jun-2019	$11,313	$15,096
Jun-2020	$11,246	$16,229
Jun-2021	$13,602	$22,850
Jun-2022	$12,197	$20,424
Jun-2023	$12,721	$24,426
Jun-2024	$13,187	$30,424

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Managed Risk Moderate Growth ETF Portfolio	2.27%	3.67%	3.11%	3.14%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$105,704,570
  Number of Portfolio Holdings28
  Advisory Fee $160,037
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.6%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-%
Money Market Funds	11.4%
Fixed Income	29.8%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.2%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.7%
SPDR Portfolio S&P 600 Small Cap ETF	3.7%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

TOPS Managed Risk Moderate Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://topsfunds.com/tops-portfolios/vit/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Included Long Form Financial Statements

Semi-Annual Financial Statements

June 30, 2024

TOPS® Managed Risk Balanced ETF Portfolio
TOPS® Managed Risk Growth ETF Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

TOPS® Managed Risk Balanced ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 45.1%
41,289	FlexShares Global Upstream Natural Resources Index Fund	$1,657,340
95,729	iShares Global REIT ETF	2,225,699
18,709	iShares MSCI Emerging Markets ex China ETF	1,107,573
9,147	iShares MSCI USA Small-Cap Multifactor ETF	559,888
53,912	SPDR Portfolio S&P 400 Mid Cap ETF	2,765,686
13,722	SPDR Portfolio S&P 500 Growth ETF	1,099,544
79,138	SPDR Portfolio S&P 500 Value ETF	3,857,186
53,673	SPDR Portfolio S&P 600 Small Cap ETF	2,229,040
100,564	Vanguard FTSE Developed Markets ETF	4,969,873
37,756	Vanguard FTSE Emerging Markets ETF	1,652,203
9,856	Vanguard S&P 500 ETF	4,929,281
17,961	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	550,145
		27,603,458
	FIXED INCOME - 43.2%
40,944	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,385,921
35,859	SPDR Bloomberg Investment Grade Floating Rate ETF	1,106,250
130,286	SPDR Portfolio Short Term Corporate Bond ETF	3,869,494
69,722	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,657,989
28,442	Vanguard Intermediate-Term Treasury ETF	1,656,178
24,272	Vanguard Mortgage-Backed Securities ETF	1,101,949
136,484	Vanguard Short-Term Inflation-Protected Securities ETF	6,624,933
57,205	Vanguard Short-Term Treasury ETF	3,317,318
11,410	Vanguard Total International Bond ETF	555,325
62,276	Xtrackers USD High Yield Corporate Bond ETF(a)	2,208,307
		26,483,664

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,512,377)	54,087,122

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
6,924,793	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $6,924,793)(b)	$6,924,793

	TOTAL INVESTMENTS - 99.6% (Cost $57,437,170)	$61,011,915
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	261,640
	NET ASSETS - 100.0%	$61,273,555

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(c)	Appreciation
32	CBOT 5 Year US Treasury Note Future	Bank of America Merrill Lynch	10/01/2024	$3,410,500	$30,250
3	CME E-Mini Russell 2000 Index Future	Bank of America Merrill Lynch	09/23/2024	309,750	5,300
4	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	09/23/2024	1,104,300	3,692
1	CME E-Mini Standard & Poor’s MidCap 400 Index Future	Bank of America Merrill Lynch	09/23/2024	295,810	2,880
5	ICE US Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	09/23/2024	585,800	3,700
9	ICE US MSCI Emerging Markets EM Index Future	Bank of America Merrill Lynch	09/23/2024	489,690	4,070
	TOTAL FUTURES CONTRACTS				$49,892

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,211,421 at June 30, 2024. The loaned securities were secured with non-cash collateral of $2,258,147. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices, equities and treasury notes upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 76.5%
158,497	FlexShares Global Upstream Natural Resources Index Fund(a)	$6,362,070
277,967	iShares Global REIT ETF	6,462,733
108,647	iShares MSCI Emerging Markets ex China ETF	6,431,902
52,674	iShares MSCI USA Small-Cap Multifactor ETF	3,224,176
342,764	SPDR Portfolio S&P 400 Mid Cap ETF	17,583,793
98,760	SPDR Portfolio S&P 500 Growth ETF	7,913,639
163,014	SPDR Portfolio S&P 500 Value ETF	7,945,302
232,971	SPDR Portfolio S&P 600 Small Cap ETF	9,675,286
548,841	Vanguard FTSE Developed Markets ETF	27,123,722
145,585	Vanguard FTSE Emerging Markets ETF	6,370,800
66,389	Vanguard S&P 500 ETF	33,203,130
104,086	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,188,154
		135,484,707
	FIXED INCOME - 11.7%
29,563	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,166,789
133,819	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,182,216
34,940	Vanguard Mortgage-Backed Securities ETF	1,586,276
98,458	Vanguard Short-Term Inflation-Protected Securities ETF	4,779,151
54,889	Vanguard Short-Term Treasury ETF	3,183,013
134,439	Xtrackers USD High Yield Corporate Bond ETF(a)	4,767,207
		20,664,652

	TOTAL EXCHANGE-TRADED FUNDS (Cost $134,480,081)	156,149,359

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.1%
	COLLATERAL FOR SECURITIES LOANED - 1.7%
2,992,990	Federated Hermes Government Obligations Fund, Institutional Class, 5.23% (Cost $2,992,990)(b)	2,992,990

	MONEY MARKET FUNDS - 11.4%
20,172,701	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $20,172,701)(b)	20,172,701

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,165,691)	23,165,691

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.1% (Continued)
	MONEY MARKET FUNDS - 11.4% (Continued)

	TOTAL INVESTMENTS - 101.3% (Cost $157,645,772)	$179,315,050
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(2,260,385)
	NET ASSETS - 100.0%	$177,054,665

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(c)	Appreciation
38	CBOT 5 Year US Treasury Note Future	Bank of America Merrill Lynch	10/01/2024	$4,049,969	$35,922
11	CME E-Mini Russell 2000 Index Future	Bank of America Merrill Lynch	09/23/2024	1,135,750	19,415
21	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	09/23/2024	5,797,575	19,375
9	CME E-Mini Standard & Poor’s MidCap 400 Index Future	Bank of America Merrill Lynch	09/23/2024	2,662,290	25,785
28	ICE US Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	09/23/2024	3,280,480	20,220
40	ICE US MSCI Emerging Markets EM Index Future	Bank of America Merrill Lynch	09/23/2024	2,176,400	18,150
	TOTAL FUTURES CONTRACTS				$138,867

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $7,468,500 at June 30, 2024. The loaned securities were secured with cash collateral of $2,992,990 and non-cash collateral of $4,650,852. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices, equities and treasury notes upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 58.8%
95,108	FlexShares Global Upstream Natural Resources Index Fund	$3,817,635
166,553	iShares Global REIT ETF	3,872,357
32,599	iShares MSCI Emerging Markets ex China ETF	1,929,861
31,608	iShares MSCI USA Small-Cap Multifactor ETF	1,934,726
149,586	SPDR Portfolio S&P 400 Mid Cap ETF	7,673,762
23,705	SPDR Portfolio S&P 500 Growth ETF	1,899,482
58,691	SPDR Portfolio S&P 500 Value ETF	2,860,599
93,198	SPDR Portfolio S&P 600 Small Cap ETF	3,870,513
251,853	Vanguard FTSE Developed Markets ETF	12,446,575
87,415	Vanguard FTSE Emerging Markets ETF	3,825,280
34,148	Vanguard S&P 500 ETF	17,078,439
31,414	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	962,211
		62,171,440
	FIXED INCOME - 29.8%
44,348	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,750,558
289,394	SPDR Portfolio Short Term Corporate Bond ETF	8,595,002
80,300	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,909,534
16,379	Vanguard Intermediate-Term Treasury ETF	953,749
41,933	Vanguard Mortgage-Backed Securities ETF	1,903,758
118,163	Vanguard Short-Term Inflation-Protected Securities ETF	5,735,632
33,066	Vanguard Short-Term Treasury ETF	1,917,497
19,786	Vanguard Total International Bond ETF	962,985
134,454	Xtrackers USD High Yield Corporate Bond ETF(a)	4,767,739
		31,496,454

	TOTAL EXCHANGE-TRADED FUNDS (Cost $84,487,401)	93,667,894

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
Schedule of Investments (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.4%
	MONEY MARKET FUNDS - 11.4%
12,079,494	Invesco Government & Agency Portfolio, Institutional Class, 5.24% (Cost $12,079,494)(b)	$12,079,494

	TOTAL INVESTMENTS - 100.0% (Cost $96,566,895)	$105,747,388
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(42,818)
	NET ASSETS - 100.0%	$105,704,570

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(d)	Appreciation
41	CBOT 5 Year US Treasury Note Future	Bank of America Merrill Lynch	10/01/2024	$4,369,703	$38,437
5	CME E-Mini Russell 2000 Index Future	Bank of America Merrill Lynch	09/23/2024	516,250	8,827
9	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	09/23/2024	2,484,675	8,311
4	CME E-Mini Standard & Poor’s MidCap 400 Index Future	Bank of America Merrill Lynch	09/23/2024	1,183,240	11,455
14	ICE US Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	09/23/2024	1,640,240	10,155
19	ICE US MSCI Emerging Markets EM Index Future	Bank of America Merrill Lynch	09/23/2024	1,033,790	8,640
	TOTAL FUTURES CONTRACTS				$85,825

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,221,506 at June 30, 2024. The loaned securities were secured with non-cash collateral of $2,268,449. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(c)	Percentage rounds to less than 0.1%.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices, equities and treasury notes upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2024

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Assets:
Investments in securities, at cost	$57,437,170	$157,645,772	$96,566,895
Investments in securities, at value (Securities on loan $2,211,421, $7,468,500 and $2,221,506, respectively)	$61,011,915	$179,315,050	$105,747,388
Deposits with Broker	99,545	513,976	238,212
Receivable for securities sold	114,350	—	—
Receivable for Portfolio shares sold	684	6,728	6,888
Unrealized appreciation on futures contracts	49,892	138,867	85,825
Interest and dividends receivable	47,106	202,199	111,457
Total Assets	61,323,492	180,176,820	106,189,770
Liabilities:
Collateral on securities loaned	—	2,992,990	—
Payable for Portfolio shares redeemed	10,742	35,082	423,463
Accrued distribution (12b-1) fees	15,232	41,046	26,631
Accrued investment advisory fees	15,112	43,560	27,099
Payable to related parties and administrative service fees	8,851	9,477	8,007
Total Liabilities	49,937	3,122,155	485,200
Net Assets	$61,273,555	$177,054,665	$105,704,570

Components of Net Assets:
Paid-in capital	$62,673,827	$157,359,469	$107,703,527
Accumulated earnings (losses)	(1,400,272)	19,695,196	(1,998,957)
Net Assets	$61,273,555	$177,054,665	$105,704,570

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2024

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio
Class 1 Shares:
Net assets	$638,709		$7,727,830		$556,540
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	45,643		598,653		44,081

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.99		$12.91		$12.63

Class 2 Shares:
Net assets	$37,014,880		$100,384,044		$55,923,011
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,567,278		7,744,360		4,132,701

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.42		$12.96		$13.53

Class 3 Shares:
Net assets	$19,755,143		$65,688,086		$45,113,041
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,394,194		5,184,135		3,628,588

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.17		$12.67		$12.43

Class 4 Shares:
Net assets	$3,864,794		$3,254,674		$4,111,935
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	291,983		252,663		345,615

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.24		$12.88		$11.90

Investor Class Shares:
Net assets	$29		$31		$43
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2		2		2

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.58	(a)	$14.18	(a)	$27.02	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2024

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$654,487	$1,585,263	$1,101,404
Interest income	188,040	541,483	325,205
Securities lending income	16,698	21,686	18,480
Total Investment Income	859,225	2,148,432	1,445,089
Expenses:
Investment advisory fees	91,761	268,519	160,037
Distribution fees (12b-1)
Class 2 Shares	45,671	127,424	69,978
Class 3 Shares	34,989	115,317	80,889
Class 4 Shares	11,888	9,880	12,322
Related parties and administrative service fees	37,867	99,882	62,446
Total Expenses	222,176	621,022	385,672
Net Investment Income	637,049	1,527,410	1,059,417

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	365,368	4,548,784	865,036
Futures contracts	192,260	316,549	512,223
Total net realized gain	557,628	4,865,333	1,377,259
Net change in unrealized appreciation (depreciation) on:
Investments	921,559	4,210,232	2,741,255
Futures contracts	(136,192)	(621,025)	(318,706)
Total unrealized appreciation	785,367	3,589,207	2,422,549
Net Realized and Unrealized Gain on Investments and Futures Contracts	1,342,995	8,454,540	3,799,808
Net Increase in Net Assets Resulting from Operations	$1,980,044	$9,981,950	$4,859,225

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$637,049	$1,520,169
Net realized gain (loss) on investments and futures contracts	557,628	(1,067,966)
Net change in unrealized appreciation on investments and futures contracts	785,367	4,784,789
Net increase in net assets resulting from operations	1,980,044	5,236,992
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(6,889)
Class 2	—	(253,996)
Class 3	—	(128,939)
Class 4	—	(20,032)
Investor Class	—	(0	) (a)
Total distributions to shareholders	—	(409,856)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	811	598,107
Class 2	2,265,355	5,862,174
Class 3	126,976	312,975
Class 4	17,971	29,838
Investor Class	—	16
Reinvestment of distributions
Class 1	—	6,889
Class 2	—	253,996
Class 3	—	128,939
Class 4	—	20,032
Investor Class	—	0	(a)
Cost of shares redeemed
Class 1	(161,009)	(3,817)
Class 2	(2,590,883)	(5,379,287)
Class 3	(1,532,979)	(3,317,052)
Class 4	(341,633)	(1,378,893)
Net decrease in net assets from share transactions of beneficial interest	(2,215,391)	(2,866,083)
Total Increase (Decrease) In Net Assets	(235,347)	1,961,053

Net Assets:
Beginning of period	61,508,902	59,547,849
End of period	$61,273,555	$61,508,902

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
SHARE ACTIVITY
Class 1
Shares Sold	99,766	122,806
Shares Reinvested	—	536
Shares reduced due to reverse split(a)	(99,708)	(99,708)
Shares Redeemed	(11,719)	(411)
Net increase (decrease) in shares of beneficial interest outstanding	(11,661)	23,223

Class 2
Shares Sold	5,039,202	819,750
Shares Reinvested	—	19,170
Shares reduced due to reverse split(a)	(4,877,462)	(4,877,462)
Shares Redeemed	(183,694)	(962,923)
Net increase (decrease) in shares of beneficial interest outstanding	(21,954)	(5,001,465)

Class 3
Shares Sold	3,120,136	50,318
Shares Reinvested	—	9,896
Shares reduced due to reverse split(a)	(3,110,959)	(3,110,959)
Shares Redeemed	(110,100)	(599,954)
Net decrease in shares of beneficial interest outstanding	(100,923)	(3,650,699)

Class 4
Shares Sold	683,300	5,204
Shares Reinvested	—	1,642
Shares reduced due to reverse split(a)	(681,922)	(681,922)
Shares Redeemed	(26,235)	(285,852)
Net decrease in shares of beneficial interest outstanding	(24,857)	(960,928)

Investor Class
Shares Sold	—	0	(b)
Shares Reinvested	—	0	(b)
Shares reduced due to reverse split(a)	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	—	0	(b)

(a)	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,527,410	$3,842,314
Net realized gain on investments and futures contracts	4,865,333	4,283,772
Net change in unrealized appreciation on investments and futures contracts	3,589,207	11,392,842
Net increase in net assets resulting from operations	9,981,950	19,518,928
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(69,904)
Class 2	—	(625,120)
Class 3	—	(346,299)
Class 4	—	(8,914)
Investor Class	—	(0	) (a)
Total distributions to shareholders	—	(1,050,237)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	220,016	209,339
Class 2	1,920,322	6,129,320
Class 3	166,012	345,139
Class 4	27,640	26,758
Investor Class	—	13
Reinvestment of distributions
Class 1	—	69,904
Class 2	—	625,120
Class 3	—	346,299
Class 4	—	8,914
Investor Class	—	0	(a)
Cost of shares redeemed
Class 1	(1,119,209)	(10,656,177)
Class 2	(13,486,361)	(14,378,621)
Class 3	(5,378,136)	(11,206,015)
Class 4	(280,852)	(621,658)
Net decrease in net assets from share transactions of beneficial interest	(17,930,568)	(29,101,665)
Total Decrease In Net Assets	(7,948,618)	(10,632,974)

Net Assets:
Beginning of period	185,003,283	195,636,257
End of period	$177,054,665	$185,003,283

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
SHARE ACTIVITY
Class 1
Shares Sold	874,915	18,156
Shares Reinvested	—	6,116
Shares reduced due to reverse split(a)	(857,833)	(857,833)
Shares Redeemed	(90,858)	(1,658,587)
Net decrease in shares of beneficial interest outstanding	(73,776)	(2,492,148)

Class 2
Shares Sold	9,209,419	881,627
Shares Reinvested	—	54,358
Shares reduced due to reverse split(a)	(9,056,482)	(9,056,482)
Shares Redeemed	(1,071,918)	(1,854,746)
Net decrease in shares of beneficial interest outstanding	(918,981)	(9,975,243)

Class 3
Shares Sold	6,051,569	51,091
Shares Reinvested	—	30,810
Shares reduced due to reverse split(a)	(6,038,179)	(6,038,179)
Shares Redeemed	(437,581)	(1,514,224)
Net decrease in shares of beneficial interest outstanding	(424,191)	(7,470,502)

Class 4
Shares Sold	294,792	3,295
Shares Reinvested	—	779
Shares reduced due to reverse split(a)	(292,563)	(292,563)
Shares Redeemed	(22,286)	(88,092)
Net decrease in shares of beneficial interest outstanding	(20,057)	(376,581)

Investor Class
Shares Sold	—	0	(b)
Shares Reinvested	—	0	(b)
Shares reduced due to reverse split(a)	—	(0	) (b)
Net increase in shares of beneficial interest outstanding	—	0	(b)

(a)	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,059,417	$2,583,621
Net realized gain (loss) on investments and futures contracts	1,377,259	(3,054,689)
Net change in unrealized appreciation on investments and futures contracts	2,422,549	10,945,127
Net increase in net assets resulting from operations	4,859,225	10,474,059
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(2,901)
Class 2	—	(369,548)
Class 3	—	(306,591)
Class 4	—	(19,616)
Investor Class	—	(0	) (a)
Total distributions to shareholders	—	(698,656)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	238,018	20
Class 2	2,080,308	4,854,181
Class 3	106,361	360,540
Class 4	12,599	43,843
Investor Class	—	26
Reinvestment of distributions
Class 1	—	2,901
Class 2	—	369,548
Class 3	—	306,591
Class 4	—	19,616
Investor Class	—	0	(a)
Cost of shares redeemed
Class 1	(16,741)	(41,238)
Class 2	(4,419,296)	(10,254,341)
Class 3	(4,568,731)	(8,313,127)
Class 4	(328,040)	(795,208)
Net decrease in net assets from share transactions of beneficial interest	(6,895,522)	(13,446,648)
Total Decrease In Net Assets	(2,036,297)	(3,671,245)

Net Assets:
Beginning of period	107,740,867	111,412,112
End of period	$105,704,570	$107,740,867

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
SHARE ACTIVITY (a)
Class 1
Shares Sold	128,989	2
Shares Reinvested	—	255
Shares reduced due to reverse split(a)	(109,761)	(109,761)
Shares Redeemed	(1,370)	(12,406)
Net increase (decrease) in shares of beneficial interest outstanding	17,858	(121,910)

Class 2
Shares Sold	17,807,246	1,366,564
Shares Reinvested	—	30,291
Shares reduced due to reverse split(a)	(17,648,726)	(17,648,726)
Shares Redeemed	(333,335)	(3,036,232)
Net decrease in shares of beneficial interest outstanding	(174,815)	(19,288,103)

Class 3
Shares Sold	16,948,625	58,015
Shares Reinvested	—	27,350
Shares reduced due to reverse split(a)	(16,939,809)	(16,939,809)
Shares Redeemed	(375,903)	(2,522,834)
Net decrease in shares of beneficial interest outstanding	(367,087)	(19,377,278)

Class 4
Shares Sold	1,601,735	10,098
Shares Reinvested	—	1,825
Shares reduced due to reverse split(a)	(1,600,648)	(1,600,648)
Shares Redeemed	(28,334)	(244,580)
Net decrease in shares of beneficial interest outstanding	(27,247)	(1,833,305)

Investor Class
Shares Sold	—	1
Shares Reinvested	—	0 (b)
Shares reduced due to reverse split(a)	—	(2)
Shares Redeemed	—	—
Net decrease in shares of beneficial interest outstanding	—	(1)

(a)	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$13.53		$12.48	$38.19	$35.58	$34.89	$32.10
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.25	0.66	0.66	0.48	0.69
Net realized and unrealized gain (loss) on investments and futures contracts	0.30		0.93	(5.04)	2.46	1.56	3.96
Total income (loss) from investment operations	0.46		1.18	(4.38)	3.12	2.04	4.65
Less distributions from:
Net investment income	—		(0.07)	(7.05)	(0.51)	(0.87)	(0.87)
Net realized gain	—		(0.06)	(14.28)	—	(0.48)	(0.99)
Total distributions	—		(0.13)	(21.33)	(0.51)	(1.35)	(1.86)
Net asset value, end of period/year	$13.99		$13.53	$12.48	$38.19	$35.58	$34.89
Total return (c)	3.40	% (e)	9.49%	(11.75)%	8.80%	6.17%	14.81%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$639		$775	$142	$161	$148	$140
Ratio of expenses to average net assets (d)	0.42	% (f)	0.43%	0.41%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.33	% (f)	3.34%	2.26%	1.75%	1.38%	2.04%
Portfolio turnover rate	7	% (e)	21%	14%	9%	27%	36%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$13.96		$12.90	$38.01	$35.40	$34.71	$31.92
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.16	0.54	0.54	0.39	0.66
Net realized and unrealized gain (loss) on investments and futures contracts	0.31		1.00	(5.01)	2.49	1.56	3.90
Total income (loss) from investment operations	0.46		1.16	(4.47)	3.03	1.95	4.56
Less distributions from:
Net investment income	—		(0.04)	(6.36)	(0.42)	(0.78)	(0.78)
Net realized gain	—		(0.06)	(14.28)	—	(0.48)	(0.99)
Total distributions	—		(0.10)	(20.64)	(0.42)	(1.26)	(1.77)
Net asset value, end of period/year	$14.42		$13.96	$12.90	$38.01	$35.40	$34.71
Total return (c)	3.30	% (e)	9.02%	(11.85)%	8.57%	5.90%	14.55%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$37,015		$36,144	$32,612	$373,337	$382,900	$409,218
Ratio of expenses to average net assets (d)	0.67	% (f)	0.68%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	2.14	% (f)	2.65%	1.55%	1.46%	1.10%	1.97%
Portfolio turnover rate	7	% (e)	21%	14%	9%	27%	36%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$13.73		$12.66	$38.19	$35.55	$34.89	$32.07
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.14	0.51	0.51	0.33	0.66
Net realized and unrealized gain (loss) on investments and futures contracts	0.30		1.01	(5.01)	2.52	1.56	3.90
Total income (loss) from investment operations	0.44		1.15	(4.50)	3.03	1.89	4.56
Less distributions from:
Net investment income	—		(0.02)	(6.75)	(0.39)	(0.75)	(0.75)
Net realized gain	—		(0.06)	(14.28)	—	(0.48)	(0.99)
Total distributions	—		(0.08)	(21.03)	(0.39)	(1.23)	(1.74)
Net asset value, end of period/year	$14.17		$13.73	$12.66	$38.19	$35.55	$34.89
Total return (c)	3.20	% (e)	9.16%	(12.08)%	8.51%	5.66%	14.48%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$19,755		$20,522	$21,739	$81,163	$82,899	$88,729
Ratio of expenses to average net assets (d)	0.77	% (f)	0.78%	0.76%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	2.03	% (f)	2.49%	1.56%	1.35%	1.00%	1.90%
Portfolio turnover rate	7	% (e)	21%	14%	9%	27%	36%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$12.84		$11.88	$37.53	$34.86	$34.20	$31.47
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.11	0.45	0.39	0.24	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.29		0.91	(4.98)	2.49	1.53	3.84
Total income (loss) from investment operations	0.40		1.02	(4.53)	2.88	1.77	4.38
Less distributions from:
Net investment income	—		—	(6.84)	(0.21)	(0.63)	(0.66)
Net realized gain	—		(0.06)	(14.28)	—	(0.48)	(0.99)
Total distributions	—		(0.06)	(21.12)	(0.21)	(1.11)	(1.65)
Net asset value, end of period/year	$13.24		$12.84	$11.88	$37.53	$34.86	$34.20
Total return (c)	3.12	% (e)	8.63%	(12.17)%	8.28%	5.46%	14.17%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,865		$4,068	$5,055	$6,494	$8,104	$10,059
Ratio of expenses to average net assets (d)	1.02	% (f)	1.03%	1.01%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.78	% (f)	2.18%	1.61%	1.05%	0.74%	1.64%
Portfolio turnover rate	7	% (e)	21%	14%	9%	27%	36%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *		December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$20.80		$19.29		$40.26	$37.65	$36.96	$34.17
Income (loss) from investment operations:
Net investment income (a)(b)	0.18		0.27		0.42	0.90	0.27	0.93
Net realized and unrealized gain (loss) on investments and futures contracts	(4.40)		1.34		(7.11)	2.13	1.68	3.63
Total income from investment operations	(4.22)		1.61		(6.69)	3.03	1.95	4.56
Less distributions from:
Net investment income	—		(0.04)		—	(0.42)	(0.78)	(0.78)
Net realized gain	—		(0.06)		(14.28)	—	(0.48)	(0.99)
Total distributions	—		(0.10)		(14.28)	(0.42)	(1.26)	(1.77)
Net asset value, end of year (c)	$16.58		$20.80		$19.29	$40.26	$37.65	$36.96
Total return (d)	2.85	% (h)	8.52	% (g)	(11.73)%	8.06%	5.52%	13.64%
Ratios and Supplemental Data:
Net assets, end of year (e)	$29		$36		$14	$16	$15	$14
Ratio of expenses to average net assets (f)	0.92	% (i)	0.93%		0.91%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	1.68	% (i)	2.08%		1.51%	0.95%	0.64%	1.54%
Portfolio turnover rate	7	% (h)	21%		14%	9%	27%	36%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *		December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$12.20		$26.33		$26.32	$23.64	$22.98	$21.46
Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.15		0.36	0.42	0.30	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.59		(14.18)		(3.78)	2.60	0.88	3.08
Total income (loss) from investment operations	0.71		(14.03)		(3.42)	3.02	1.18	3.58
Less distributions from:
Net investment income	—		(0.08)		(2.18)	(0.34)	(0.52)	(0.52)
Net realized gain	—		(0.02)		(9.68)	—	—	(1.54)
Total distributions	—		(0.10)		(11.86)	(0.34)	(0.52)	(2.06)
Net asset value, end of period/year	$12.91		$12.20		$11.04	$26.32	$23.64	$22.98
Total return (c)	5.82	% (e)	11.45	% (g)	(13.45)%	12.79%	5.46%	17.32%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$7,728		$8,200		$17,478	$26,491	$28,548	$29,825
Ratio of expenses to average net assets (d)	0.41	% (f)	0.41%		0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.00	% (f)	2.15%		1.71%	1.62%	1.34%	2.19%
Portfolio turnover rate	7	% (e)	12%		18%	9%	37%	36%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$12.26		$11.10	$26.20	$23.52	$22.86	$21.34
Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.14	0.30	0.34	0.24	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	0.60		1.09	(3.78)	2.62	0.88	3.08
Total income (loss) from investment operations	0.70		1.23	(3.48)	2.96	1.12	3.52
Less distributions from:
Net investment income	—		(0.05)	(1.94)	(0.28)	(0.46)	(0.46)
Net realized gain	—		(0.02)	(9.68)	—	—	(1.54)
Total distributions	—		(0.07)	(11.62)	(0.28)	(0.46)	(2.00)
Net asset value, end of period/year	$12.96		$12.26	$11.10	$26.20	$23.52	$22.86
Total return (c)	5.71	% (e)	11.14%	(13.73)%	12.59%	5.19%	17.08%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$100,384		$106,222	$103,516	$619,200	$613,432	$652,103
Ratio of expenses to average net assets (d)	0.66	% (f)	0.66%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.73	% (f)	2.10%	1.28%	1.34%	1.10%	1.91%
Portfolio turnover rate	7	% (e)	12%	18%	9%	37%	36%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$11.99		$10.86	$26.08	$23.42	$22.74	$21.24
Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.13	0.30	0.32	0.22	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.58		1.06	(3.76)	2.58	0.90	3.06
Total income (loss) from investment operations	0.68		1.19	(3.46)	2.90	1.12	3.46
Less distributions from:
Net investment income	—		(0.04)	(2.08)	(0.24)	(0.44)	(0.42)
Net realized gain	—		(0.02)	(9.68)	—	—	(1.54)
Total distributions	—		(0.06)	(11.76)	(0.24)	(0.44)	(1.96)
Net asset value, end of period/year	$12.67		$11.99	$10.86	$26.08	$23.42	$22.74
Total return (c)	5.67	% (e)	11.00%	(13.79)%	12.43%	5.18%	16.93%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$65,688		$67,253	$71,051	$144,867	$149,766	$162,948
Ratio of expenses to average net assets (d)	0.76	% (f)	0.76%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.65	% (f)	1.97%	1.32%	1.23%	0.99%	1.81%
Portfolio turnover rate	7	% (e)	12%	18%	9%	37%	36%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$12.21		$11.06	$26.32	$23.64	$22.96	$21.38
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.12	0.24	0.26	0.16	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.58		1.06	(3.76)	2.60	0.90	3.08
Total income (loss) from investment operations	0.67		1.18	(3.52)	2.86	1.06	3.44
Less distributions from:
Net investment income	—		(0.01)	(2.06)	(0.18)	(0.38)	(0.32)
Net realized gain	—		(0.02)	(9.68)	—	—	(1.54)
Total distributions	—		(0.03)	(11.74)	(0.18)	(0.38)	(1.86)
Net asset value, end of period/year	$12.88		$12.21	$11.06	$26.32	$23.64	$22.96
Total return (c)	5.49	% (e)	10.71%	(13.86)%	12.13%	4.85%	16.64%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,255		$3,329	$3,590	$4,639	$4,592	$5,079
Ratio of expenses to average net assets (d)	1.01	% (f)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.40	% (f)	1.72%	1.18%	0.99%	0.74%	1.58%
Portfolio turnover rate	7	% (e)	12%	18%	9%	37%	36%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$13.44		$12.22	$27.36	$24.68	$24.02	$22.50
Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.22	0.40	0.48	0.10	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.62		1.07	(3.92)	2.48	1.02	3.02
Total income (loss) from investment operations	0.74		1.29	(3.52)	2.96	1.12	3.52
Less distributions from:
Net investment income	—		(0.05)	(1.94)	(0.28)	(0.46)	(0.46)
Net realized gain	—		(0.02)	(9.68)	—	—	(1.54)
Total distributions	—		(0.07)	(11.62)	(0.28)	(0.46)	(2.00)
Net asset value, end of year (c)	$14.18		$13.44	$12.22	$27.36	$24.68	$24.02
Total return (d)	5.51	% (g)	10.61%	(13.38)%	12.00%	4.92%	16.12%
Ratios and Supplemental Data:
Net assets, end of year (e)	$31		$29	$14	$16	$15	$14
Ratio of expenses to average net assets (f)	0.91	% (h)	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	1.30	% (h)	1.62%	1.08%	0.89%	0.64%	1.48%
Portfolio turnover rate	7	% (g)	12%	18%	9%	37%	36%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$12.05		$11.00	$67.50	$61.45	$59.95	$55.10
Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.09	0.80	1.10	0.80	1.35
Net realized and unrealized gain (loss) on investments and futures contracts	0.43		1.07	(9.30)	5.85	2.70	7.55
Total income (loss) from investment operations	0.58		1.16	(8.50)	6.95	3.50	8.90
Less distributions from:
Net investment income	—		(0.08)	(10.45)	(0.90)	(1.50)	(1.50)
Net realized gain	—		(0.03)	(37.55)	—	(0.50)	(2.55)
Total distributions	—		(0.11)	(48.00)	(0.90)	(2.00)	(4.05)
Net asset value, end of period/year	$12.63		$12.05	$11.00	$67.50	$61.45	$59.95
Total return (c)	4.81	% (e)	10.62%	(13.22)%	11.38%	6.20%	16.59%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$557		$316	$326	$1,167	$1,116	$1,115
Ratio of expenses to average net assets (d)	0.42	% (f)	0.41%	0.41%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.42	% (f)	2.72%	1.79%	1.68%	1.43%	2.31%
Portfolio turnover rate	7	% (e)	14%	14%	9%	32%	35%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$12.93		$11.80	$67.25	$61.25	$59.75	$54.90
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.08	0.85	0.90	0.65	1.20
Net realized and unrealized gain (loss) on investments and futures contracts	0.47		1.13	(9.40)	5.85	2.70	7.50
Total income (loss) from investment operations	0.60		1.21	(8.55)	6.75	3.35	8.70
Less distributions from:
Net investment income	—		(0.05)	(9.35)	(0.75)	(1.35)	(1.30)
Net realized gain	—		(0.03)	(37.55)	—	(0.50)	(2.55)
Total distributions	—		(0.08)	(46.90)	(0.75)	(1.85)	(3.85)
Net asset value, end of period/year	$13.53		$12.93	$11.80	$67.25	$61.25	$59.75
Total return (c)	4.64	% (e)	10.33%	(13.35)%	11.06%	5.91%	16.30%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$55,923		$55,692	$55,717	$626,034	$629,522	$673,353
Ratio of expenses to average net assets (d)	0.67	% (f)	0.66%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	2.05	% (f)	2.46%	1.41%	1.41%	1.16%	2.02%
Portfolio turnover rate	7	% (e)	14%	14%	9%	32%	35%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$11.88		$10.85	$67.05	$61.05	$59.50	$54.70
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.07	0.75	0.85	0.60	1.10
Net realized and unrealized gain (loss) on investments and futures contracts	0.44		1.04	(9.35)	5.85	2.70	7.50
Total income (loss) from investment operations	0.55		1.11	(8.60)	6.70	3.30	8.60
Less distributions from:
Net investment income	—		(0.05)	(10.05)	(0.70)	(1.25)	(1.25)
Net realized gain	—		(0.03)	(37.55)	—	(0.50)	(2.55)
Total distributions	—		(0.08)	(47.60)	(0.70)	(1.75)	(3.80)
Net asset value, end of period/year	$12.43		$11.88	$10.85	$67.05	$61.05	$59.50
Total return (c)	4.63	% (e)	10.23%	(13.53)%	10.98%	5.90%	16.16%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$45,113		$47,487	$50,774	$157,188	$159,926	$171,983
Ratio of expenses to average net assets (d)	0.77	% (f)	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.93	% (f)	2.34%	1.44%	1.30%	1.06%	1.92%
Portfolio turnover rate	7	% (e)	14%	14%	9%	32%	35%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$11.39		$10.40	$66.80	$60.80	$59.30	$54.50
Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.06	0.55	0.70	0.45	1.00
Net realized and unrealized gain (loss) on investments and futures contracts	0.41		0.98	(9.25)	5.80	2.65	7.45
Total income (loss) from investment operations	0.51		1.04	(8.70)	6.50	3.10	8.45
Less distributions from:
Net investment income	—		(0.02)	(10.15)	(0.50)	(1.10)	(1.10)
Net realized gain	—		(0.03)	(37.55)	—	(0.50)	(2.55)
Total distributions	—		(0.05)	(47.70)	(0.50)	(1.60)	(3.65)
Net asset value, end of period/year	$11.90		$11.39	$10.40	$66.80	$60.80	$59.30
Total return (c)	4.48	% (e)	10.04%	(13.76)%	10.72%	5.53%	15.88%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$4,112		$4,246	$4,595	$6,376	$6,657	$7,455
Ratio of expenses to average net assets (d)	1.02	% (f)	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.69	% (f)	2.08%	1.37%	1.04%	0.80%	1.70%
Portfolio turnover rate	7	% (e)	14%	14%	9%	32%	35%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *	December 31, 2019 *
Net asset value, beginning of period/year	$26.42		$24.95	$71.35	$65.20	$63.70	$58.85
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.28		0.31	(0.70)	1.05	0.45	1.60
Net realized and unrealized gain (loss) on investments and futures contracts	0.32		1.24	(8.15)	5.85	2.90	7.10
Total income (loss) from investment operations	0.60		1.55	(8.85)	6.90	3.35	8.70
Less distributions from:
Net investment income	—		(0.05)	—	(0.75)	(1.35)	(1.30)
Net realized gain	—		(0.03)	(37.55)	—	(0.50)	(2.55)
Total distributions	—		(0.08)	(37.55)	(0.75)	(1.85)	(3.85)
Net asset value, end of period/year	$27.02		$26.42	$24.95	$71.35	$65.20 (f)	$63.70 (f)
Total return (c)	2.27	% (g)	6.24%	(12.84)%	10.62%	5.52%	15.21%
Ratios and Supplemental Data:
Net assets, end of year (d)	$43		$42	$15	$521,296	$15	$14
Ratio of expenses to average net assets (e)	0.92	% (h)	0.91%	0.91%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets (b)(e)	1.59	% (h)	1.98%	(0.92)%	1.49%	0.70%	1.60%
Portfolio turnover rate	7	% (g)	14%	14%	9%	32%	35%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Rounded net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	NAV does not recalculate due to rounding of net assets.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited)
June 30, 2024

1.	ORGANIZATION

The TOPS® Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The TOPS® Managed Risk ETF Portfolios are “fund of funds”, in that the Portfolios will generally invest in other investment companies. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective

Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

Managed Risk Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective August 18, 2023, each class of shares of the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio underwent a reverse share split in the following ratios:

Portfolio	Reverse Share Split Ratio
Managed Risk Balanced ETF Portfolio	3 for 1
Managed Risk Growth ETF Portfolio	2 for 1
Managed Risk Moderate Growth ETF Portfolio	5 for 1

The effect of the reverse share split decreased the number of shares outstanding for each of the Portfolios listed by a split factor shown above, with a corresponding increase in the net asset value (“NAV”) per share. This event does not impact the overall net assets of each class. The share activity presented in the Statements of Changes and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect this reverse share split.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Porfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolios’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Portfolio’s investments measured at fair value:

Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,087,122	$—	$—	$54,087,122
Short-Term Investments	6,924,793	—	—	6,924,793
Derivatives
Futures Contracts **	49,892	—	—	49,892
Total	$61,061,807	$—	$—	$61,061,807

Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$156,149,359	$—	$—	$156,149,359
Short-Term Investments	23,165,591	—	—	23,165,591
Derivatives
Futures Contracts **	138,867	—	—	138,867
Total	$179,453,817	$—	$—	$179,453,817

Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$93,667,894	$—	$—	$93,667,894
Short-Term Investments	12,079,494	—	—	12,079,494
Derivatives
Futures Contracts **	85,825	—	—	85,825
Total	$105,833,213	$—	$—	$105,833,213

The Portfolios did not hold any Level 2 or 3 securities during the six months period ended June 30, 2024.

*	Refer to the Schedule of Investments for security classifications.

**	Cumulative unrealized appreciation (depreciation) of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 through December 31, 2023 or expected to be taken in the Portfolios’ December 31, 2024 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of June 30, 2024:

Managed Risk Balanced ETF Portfolio

	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized appreciation on futures contracts	$19,642
Interest Risk	Unrealized appreciation on futures contracts	30,250
Total		$49,892

Managed Risk Growth ETF Portfolio

	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized appreciation on futures contracts	$102,945
Interest Risk	Unrealized appreciation on futures contracts	35,922
Total		$138,867

Managed Risk Moderate Growth ETF Portfolio

	Statement of Assets and Liabilities	Unrealized Appreciation
Contract Type/Primary Risk Exposure	Location	(Depreciation)
Equity Risk	Unrealized appreciation on futures contracts	$47,388
Interest Risk	Unrealized appreciation on futures contracts	38,437
Total		$85,825

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the six months period ended June 30, 2024:

Managed Risk Balanced ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures transactions	$242,713
Futures Contracts	Interest Risk	Net realized loss on futures transactions	(50,453)
Total			$192,260

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(93,785)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(42,407)
Total			$(136,192)

Managed Risk Growth ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures transactions	$378,689
Futures Contracts	Interest Risk	Net realized loss on futures transactions	(62,140)
Total			$316,549

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(557,650)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(63,375)
Total			$(621,025)

Managed Risk Moderate Growth ETF Portfolio

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives	(Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures transactions	$578,934
Futures Contracts	Interest Risk	Net realized loss on futures transactions	(66,711)
Total			$512,223

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(250,926)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(67,780)
Total			$(318,706)

The notional value of the derivative instruments outstanding as of June 30, 2024 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Portfolio.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolio assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2024:

				Gross Amounts Not Offset in the Statement of Assets &
				Liabilities *
			Net Amounts
		Gross Amounts	of Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial
	of Recognized	Assets &	of Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Received	Received	Assets
Managed Risk Balanced ETF Portfolio
Description:
Securities Loaned	$2,211,421	$—	$2,211,421	$2,258,147	$—	$46,726
Total	$2,211,421	$—	$2,211,421	$2,258,147	$—	$46,726

Managed Risk Growth ETF Portfolio
Description:
Securities Loaned	$7,468,500	$—	$7,468,500	$4,650,852	$2,817,648	$—
Total	$7,468,500	$—	$7,468,500	$4,650,852	$2,817,648	$—

Managed Risk Moderate Growth ETF Portfolio
Description:
Securities Loaned	$2,221,506	$—	$2,221,506	$2,268,449	$—	$46,943
Total	$2,221,506	$—	$2,221,506	$2,268,449	$—	$46,943

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of June 30, 2024:

Securities Lending Transactions
Overnight and Continuous
Managed Risk Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$2,992,990

The fair value of the securities loaned for the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio totaled $2,211,421, $7,468,500 and $2,221,506 as of June 30, 2024, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “collateral for securities loaned” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $2,992,990 for the Managed Risk Growth ETF Portfolio as of June 30, 2024. This amount is offset by a liability recorded as “Collateral on securities loaned.” The Managed Risk Balanced ETF Portfolio and Managed Risk Growth ETF Portfolio did not receive cash collateral as of June 30, 2024. At June 30, 2024, the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio received non-cash collateral of $2,258,147, $4,650,852 and $2,268,449. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

3.	INVESTMENT TRANSACTIONS

For the six months period ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$3,859,466	$5,320,755
Managed Risk Growth ETF Portfolio	11,361,084	27,090,210
Managed Risk Moderate Growth ETF Portfolio	6,779,813	11,783,082

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolios’ Sub-Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Portfolios, the Advisor, not the Portfolios, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months period ended June 30, 2024, the Portfolios paid the following in advisory fees.

Portfolio	Advisory Fees
Managed Risk Balanced ETF Portfolio	$91,761
Managed Risk Growth ETF Portfolio	268,519
Managed Risk Moderate Growth ETF Portfolio	160,037

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months period ended June 30, 2024, the Portfolios paid the following in distribution fees under the Plan.

Portfolio	Distribution Fees
Managed Risk Balanced ETF Portfolio	$92,548
Managed Risk Growth ETF Portfolio	252,621
Managed Risk Moderate Growth ETF Portfolio	163,189

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense, Trustees fees and Custody Fees.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

For the six months period ended June 30, 2024, the Trustees received fees in the amount $9,791 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain Officers of the Trust are also Officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Managed Risk Balanced ETF Portfolio
Forethought Life Insurance Company	28%

Managed Risk Growth ETF Portfolio
Forethought Life Insurance Company	35%
Minnesota Life Insurance Co.	29%

Managed Risk Moderate Growth ETF Portfolio
Forethought Life Insurance Company	38%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolios as of June 30, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Tax Net
	Cost for			Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
Managed Risk Balanced ETF Portfolio	$59,805,043	$6,652,089	$(5,445,217)	$1,206,872
Managed Risk Growth ETF Portfolio	160,816,950	25,090,039	(6,591,939)	18,498,100
Managed Risk Moderate Growth ETF Portfolio	100,141,049	13,241,564	(7,635,225)	5,606,339

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2024

The tax character of the Portfolios distributions paid for the years ended December 31, 2023, and December 31, 2022 was as follows:

For the year ended December 31, 2023:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$132,052	$277,804	$409,856
Managed Risk Growth ETF Portfolio	783,195	267,042	1,050,237
Managed Risk Moderate Growth ETF Portfolio	390,620	308,036	698,656

For the year ended December 31, 2022:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$13,359,102	$24,252,865	$37,611,967
Managed Risk Growth ETF Portfolio	18,156,955	84,463,994	102,620,949
Managed Risk Moderate Growth ETF Portfolio	25,714,915	66,069,697	91,784,612

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)

Managed Risk Balanced ETF Portfolio	$1,519,715	$—	$—	$(5,185,344)	$—	$285,313	$(3,380,316)
Managed Risk Growth ETF Portfolio	3,841,071	—	—	(8,415,693)	—	14,287,868	9,713,246
Managed Risk Moderate Growth ETF Portfolio	2,583,164	—	—	(12,306,430)	—	2,865,084	(6,858,182)

The difference between book basis and tax basis accumulated net realized gains/ losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of Section 1256 futures contracts.

At December 31, 2023, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Managed Risk Balanced ETF Portfolio	$—	$5,185,344	$5,185,344
Managed Risk Growth ETF Portfolio	4,104,816	4,310,877	8,415,693
Managed Risk Moderate Growth ETF Portfolio	1,071,390	11,235,040	12,306,430

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N- PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TMR-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2)Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/30/2024

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	8/30/2024